Operating Leases - Summary of Operating Lease Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating cash flows from operating lease	$ (2,669)	$ (2,577)
ROU assets obtained in exchange for operating lease obligations	$ 10,153	$ 513